Subsequent Event (Details) $ / shares in Units, $ in Thousands, $ / Mt in Millions, $ / Mt in Millions, $ in Millions, $ in Millions					12 Months Ended
	Feb. 18, 2022 $ / shares	Feb. 17, 2022 USD ($)	Jan. 20, 2022 USD ($) shares	Jan. 20, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 17, 2022 AUD ($)	Feb. 17, 2022 $ / Mt	Feb. 17, 2022 $ / Mt	May 27, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds on issuance of common shares					$ 0	$ 9,652
Consideration transferred, acquisition-date fair value										$ 268,300
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CAD per share) | $ / shares	$ 0.05
Major ordinary share transactions | Public Offering, Bought Deal Basis
Disclosure of non-adjusting events after reporting period [line items]
Weighted average share price | $ / shares				$ 9.10
Proceeds from issuing shares			$ 34,000	$ 42.5
Number of shares reserved for issue under options and contracts for sale of shares | shares			4,675,000	4,675,000
Major business combination | Develop Global Limited
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date		$ 50,000					$ 70
Major business combination | Heron | Develop Global Limited
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value		$ 22,000					30
Percent of claims against acquiree held by creditors (more than)		50.00%
Entering into significant commitments or contingent liabilities | Woodlawn Silver Stream
Disclosure of non-adjusting events after reporting period [line items]
Silver royalty agreement cap price		$ 19,400					27
Tailings payment per ore processed								1.0	0.7
Tailings payments capped		$ 7,200					$ 10
Debt Repayment | Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings			$ 27,000